Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets as of June 30, 2023 and December 31, 2022 are summarized as follows:
	June 30, 2023	December 31, 2022
Software development	€338,120	€368,705
Software	248,419	-
Computer application	33,755	33,755
Web page	6,010	6,010
	626,304	408,470
Accumulated amortization	(64,606)	(39,464)
	€561,698	369,006